Trade and Other Receivables - Movement in the Loss Allowance on Trade Receivables (Detail) - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Beginning balance	$ 1,414	$ 1,550
Charge for the year	383	227
Write-off	(734)	(339)
Unused amounts reversed	(170)	(147)
Currency translation adjustment	(65)	102
Reclassification	13	21
Ending balance	$ 841	$ 1,414